Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	RBB FUND, INC.
Entity Central Index Key	0000831114
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class I Shares
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class I
Trading Symbol	ABYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$88	1.79%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw negative performance for the six-month period ended February 28, 2025. The Fund’s Diversified Trend following trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. In fixed income, notable losses occurred in Q4 2024 as trends in the sector reversed, with global yields rising alongside better-than-expected economic data and speculation that the trade policies of the incoming US administration may lead to higher inflation.
A lack of clear price trends and frequent price reversals were a feature of energy markets, where performance was also challenging. Trading in metals and agricultural commodities resulted in further losses.
The Fund did capture gains in currencies and equities. The Fund profited from a strong rally in the US Dollar during Q4 2024, when the US currency rose alongside higher US yields and more hawkish expectations for Federal Reserve monetary policy. Within equities, strong uptrends in the Hang Seng in September 2024 and in European indices in early 2025 contributed to positive performance in the sector.

Top Contributors
↑	Currencies
↑	Equity Indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I	-3.89	4.57	1.90
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,591,510,211
Holdings Count	1,129
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Net Assets	$2,591,510,211
Number of Holdings	1,129
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	6.8%
Currency	21.8%
Energy	8.7%
Equity	36.8%
Fixed Income	16.0%
Metals	10.0%

Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Class A Shares
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class A
Trading Symbol	ABYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$101	2.04%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw negative performance for the six-month period ended February 28, 2025. The Fund’s Diversified Trend following trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. In fixed income, notable losses occurred in Q4 2024 as trends in the sector reversed, with global yields rising alongside better-than-expected economic data and speculation that the trade policies of the incoming US administration may lead to higher inflation.
A lack of clear price trends and frequent price reversals were a feature of energy markets, where performance was also challenging. Trading in metals and agricultural commodities resulted in further losses.
The Fund did capture gains in currencies and equities. The Fund profited from a strong rally in the US Dollar during Q4 2024, when the US currency rose alongside higher US yields and more hawkish expectations for Federal Reserve monetary policy. Within equities, strong uptrends in the Hang Seng in September 2024 and in European indices in early 2025 contributed to positive performance in the sector.

Top Contributors
↑	Currencies
↑	Equity Indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	-4.07	4.30	1.65
Class A (with sales charge)	-9.59	3.08	1.04
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,591,510,211
Holdings Count	1,129
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,591,510,211
Number of Holdings	1,129
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	6.8%
Currency	21.8%
Energy	8.7%
Equity	36.8%
Fixed Income	16.0%
Metals	10.0%

Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Class C Shares
Shareholder Report [Line Items]
Fund Name	Abbey Capital Futures Strategy Fund
Class Name	Class C
Trading Symbol	ABYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Futures Strategy Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$137	2.79%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw negative performance for the six-month period ended February 28, 2025. The Fund’s Diversified Trend following trading advisers were the primary source of negative performance at the trading style level.
At the market sector level, the Fund saw losses in fixed income and energy. In fixed income, notable losses occurred in Q4 2024 as trends in the sector reversed, with global yields rising alongside better-than-expected economic data and speculation that the trade policies of the incoming US administration may lead to higher inflation.
A lack of clear price trends and frequent price reversals were a feature of energy markets, where performance was also challenging. Trading in metals and agricultural commodities resulted in further losses.
The Fund did capture gains in currencies and equities. The Fund profited from a strong rally in the US Dollar during Q4 2024, when the US currency rose alongside higher US yields and more hawkish expectations for Federal Reserve monetary policy. Within equities, strong uptrends in the Hang Seng in September 2024 and in European indices in early 2025 contributed to positive performance in the sector.

Top Contributors
↑	Currencies
↑	Equity Indices

Top Detractors
↓	Fixed Income
↓	Energy
↓	Agricultural Commodities
↓	Metals

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without contingent deferred sales charge)[1]	-4.86	3.51	0.89
Class C (with contingent deferred sales charge)[1]	-5.80	3.51	0.89
S&P 500 Total Return Index	18.41	16.85	12.98

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/ for more recent performance information.
Net Assets	$ 2,591,510,211
Holdings Count	1,129
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,591,510,211
Number of Holdings	1,129
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	6.8%
Currency	21.8%
Energy	8.7%
Equity	36.8%
Fixed Income	16.0%
Metals	10.0%

Updated Prospectus Web Address	https://www.abbeycapital.com/abbey-capital-futures-strategy-fund/
CLASS I SHARES
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class I
Trading Symbol	MAFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$89	1.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw positive performance for the six-month period ended February 28, 2025. The Fund’s Long US Equity strategy was the driver of this positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Despite concerns about the potentially adverse impact of increased trade tariffs, US stocks rallied over the period as market sentiment was supported by interest rate cuts by the Federal Reserve and the possibility of tax cuts and deregulation under the new US administration.
For the Fund’s Managed Futures strategy, losses occurred in fixed income and energy. A lack of clear price trends and several price reversals were a feature of both markets, which proved challenging for the Fund’s underlying sub-advisers to navigate. Performance in metals and agricultural markets was also negative, with partially offsetting gains recorded from trading in equities and currencies.

Top Contributors
↑	Equity Indices
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Metals
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception of Class I Shares (04/11/2018)
Class I	1.02	11.35	10.20
S&P 500 Total Return Index	18.41	16.85	14.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,148,549,688
Holdings Count	695
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,148,549,688
Number of Holdings	695
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	5.5%
Currency	16.9%
Energy	6.6%
Equity	55.1%
Fixed Income	9.0%
Metals	6.9%

Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
CLASS A SHARES
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class A
Trading Symbol	MAFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$102	2.04%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw positive performance for the six-month period ended February 28, 2025. The Fund’s Long US Equity strategy was the driver of this positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Despite concerns about the potentially adverse impact of increased trade tariffs, US stocks rallied over the period as market sentiment was supported by interest rate cuts by the Federal Reserve and the possibility of tax cuts and deregulation under the new US administration.
For the Fund’s Managed Futures strategy, losses occurred in fixed income and energy. A lack of clear price trends and several price reversals were a feature of both markets, which proved challenging for the Fund’s underlying sub-advisers to navigate. Performance in metals and agricultural markets was also negative, with partially offsetting gains recorded from trading in equities and currencies.

Top Contributors
↑	Equity Indices
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Metals
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception of the Fund (04/11/2018)
Class A (without sales charge)[1]	0.81	11.07	9.93
Class A (with sales charge)[1]	-4.97	9.77	8.98
S&P 500 Total Return Index	18.41	16.85	14.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,148,549,688
Holdings Count	695
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,148,549,688
Number of Holdings	695
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	5.5%
Currency	16.9%
Energy	6.6%
Equity	55.1%
Fixed Income	9.0%
Metals	6.9%

Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
CLASS C SHARES
Shareholder Report [Line Items]
Fund Name	Abbey Capital Multi Asset Fund
Class Name	Class C
Trading Symbol	MAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Abbey Capital Multi Asset Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/. You can also request this information by contacting us at 1-844-261-6484.
Additional Information Phone Number	1-844-261-6484
Additional Information Website	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$139	2.79%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	2.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The Fund saw positive performance for the six-month period ended February 28, 2025. The Fund’s Long US Equity strategy was the driver of this positive performance, with partially offsetting losses recorded by the Fund’s Managed Futures strategy.
The Fund’s Long US Equity strategy contributed positively due to its long-only allocation to S&P 500 futures. Despite concerns about the potentially adverse impact of increased trade tariffs, US stocks rallied over the period as market sentiment was supported by interest rate cuts by the Federal Reserve and the possibility of tax cuts and deregulation under the new US administration.
For the Fund’s Managed Futures strategy, losses occurred in fixed income and energy. A lack of clear price trends and several price reversals were a feature of both markets, which proved challenging for the Fund’s underlying sub-advisers to navigate. Performance in metals and agricultural markets was also negative, with partially offsetting gains recorded from trading in equities and currencies.

Top Contributors
↑	Equity Indices
↑	Currencies

Top Detractors
↓	Fixed Income
↓	Energy
↓	Metals
↓	Agricultural Commodities

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception of the Fund (04/11/2018)
Class C (without contingent deferred sales charge)[1]	0.01	10.25	9.11
Class C (with contingent deferred sales charge)[1]	-0.95	10.25	9.11
S&P 500 Total Return Index	18.41	16.85	14.33

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/ for more recent performance information.
Net Assets	$ 1,148,549,688
Holdings Count	695
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,148,549,688
Number of Holdings	695
Portfolio Turnover	0%

Holdings [Text Block]

Market Group	Risk Allocation (% of overall Value-at-Risk)
Agricultural Products	5.5%
Currency	16.9%
Energy	6.6%
Equity	55.1%
Fixed Income	9.0%
Metals	6.9%

Updated Prospectus Web Address	https://www.abbeycapital.com/products/mutual-funds/multi-asset-fund/
Adara Smaller Companies Fund
Shareholder Report [Line Items]
Fund Name	Adara Smaller Companies Fund
Class Name	Adara Smaller Companies Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Adara Smaller Companies Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Adara Smaller Companies Fund	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Net Assets	$ 619,535,365
Holdings Count	706
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$619,535,365
Number of Holdings	706
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	7.2%
Motorcar Parts of America, Inc.	0.7%
CoreCivic, Inc.	0.7%
Northeast Bank	0.7%
Natural Gas Services Group, Inc.	0.7%
White Mountains Insurance Group Ltd.	0.6%
McGrath RentCorp	0.6%
Build-A-Bear Workshop, Inc.	0.6%
Barrett Business Services, Inc.	0.6%
OneSpaWorld Holdings Ltd.	0.6%

Top Sectors	(% of Net Assets)
Consumer, Non-cyclical	23.7%
Financial	20.4%
Consumer, Cyclical	16.1%
Industrial	14.4%
Technology	8.3%
Energy	4.4%
Communications	3.2%
Utilities	1.4%
Basic Materials	1.2%
Cash & Other	6.9%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
Aquarius International Fund
Shareholder Report [Line Items]
Fund Name	Aquarius International Fund
Class Name	Aquarius International Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Aquarius International Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-844-261-6482.
Additional Information Phone Number	1-844-261-6482
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Aquarius International Fund	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 602,824,316
Holdings Count	754
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$602,824,316
Number of Holdings	754
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	6.4%
Tencent Holdings Ltd.	2.7%
BAE Systems PLC	1.8%
Aon PLC - Class A	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.6%
AstraZeneca PLC	1.5%
Weir Group PLC	1.3%
Rheinmetall AG	1.2%
RELX PLC	1.1%

Top Sectors	(% of Net Assets)
Financial	23.2%
Consumer, Non-cyclical	16.2%
Industrial	15.1%
Communications	10.3%
Technology	9.9%
Consumer, Cyclical	9.0%
Energy	4.7%
Basic Materials	3.4%
Utilities	1.1%
Cash & Other	7.1%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Institutional Class
Trading Symbol	BPAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/ for more recent performance information.
Net Assets	$ 1,403,867,337
Holdings Count	104
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,403,867,337
Number of Holdings	104
Portfolio Turnover	17%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.5%
Oracle Corp.	2.2%
Corpay, Inc.	2.2%
Check Point Software Technologies Ltd.	2.2%
Bank of America Corp.	2.1%
Philip Morris International, Inc.	2.1%
Bristol-Myers Squibb Co.	2.1%
CRH PLC	2.1%
Sanofi SA	2.1%
AbbVie, Inc.	2.0%

Top Sectors†	(% of net assets)
Financials	27.7%
Health Care	18.1%
Information Technology	15.7%
Industrials	14.2%
Consumer Discretionary	6.0%
Consumer Staples	5.6%
Communication Services	3.9%
Energy	3.6%
Materials	2.7%
Cash & Other	2.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund-inst/
INVESTOR
Shareholder Report [Line Items]
Fund Name	Boston Partners All-Cap Value Fund
Class Name	Investor Class
Trading Symbol	BPAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners All-Cap Value Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-all-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-all-cap-value-fund/ for more recent performance information.
Net Assets	$ 1,403,867,337
Holdings Count	104
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,403,867,337
Number of Holdings	104
Portfolio Turnover	17%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
JPMorgan Chase & Co.	2.5%
Oracle Corp.	2.2%
Corpay, Inc.	2.2%
Check Point Software Technologies Ltd.	2.2%
Bank of America Corp.	2.1%
Philip Morris International, Inc.	2.1%
Bristol-Myers Squibb Co.	2.1%
CRH PLC	2.1%
Sanofi SA	2.1%
AbbVie, Inc.	2.0%

Top Sectors†	(% of net assets)
Financials	27.7%
Health Care	18.1%
Information Technology	15.7%
Industrials	14.2%
Consumer Discretionary	6.0%
Consumer Staples	5.6%
Communication Services	3.9%
Energy	3.6%
Materials	2.7%
Cash & Other	2.5%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-all-cap-value-fund/
INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value Fund II
Class Name	Institutional Class
Trading Symbol	BPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$50	0.99%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/ for more recent performance information.
Net Assets	$ 558,869,101
Holdings Count	163
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$558,869,101
Number of Holdings	163
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp. - Class C	1.8%
SLM Corp.	1.5%
Magnite, Inc.	1.4%
Beacon Roofing Supply, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Assured Guaranty Ltd.	1.3%
Viper Energy, Inc.	1.3%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Universal Technical Institute, Inc.	1.2%

Top Sectors†	(% of net assets)
Financials	34.1%
Industrials	20.3%
Consumer Discretionary	15.0%
Information Technology	8.4%
Energy	4.8%
Communication Services	4.1%
Health Care	4.0%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	3.0%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii-inst/
INVESTOR
Shareholder Report [Line Items]
Fund Name	Boston Partners Small Cap Value Fund II
Class Name	Investor Class
Trading Symbol	BPSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Small Cap Value Fund II (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$62	1.24%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.24%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/ for more recent performance information.
Net Assets	$ 558,869,101
Holdings Count	163
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$558,869,101
Number of Holdings	163
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Federal Agricultural Mortgage Corp. - Class C	1.8%
SLM Corp.	1.5%
Magnite, Inc.	1.4%
Beacon Roofing Supply, Inc.	1.4%
Grand Canyon Education, Inc.	1.4%
Assured Guaranty Ltd.	1.3%
Viper Energy, Inc.	1.3%
FirstCash Holdings, Inc.	1.2%
Preferred Bank	1.2%
Universal Technical Institute, Inc.	1.2%

Top Sectors†	(% of net assets)
Financials	34.1%
Industrials	20.3%
Consumer Discretionary	15.0%
Information Technology	8.4%
Energy	4.8%
Communication Services	4.1%
Health Care	4.0%
Consumer Staples	3.4%
Materials	2.9%
Cash & Other	3.0%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-small-cap-value-fund-ii/
Institutional Class
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Small Cap Value Fund
Class Name	Institutional
Trading Symbol	WPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WPG Partners Select Small Cap Value Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$52	1.10%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/ for more recent performance information.
Net Assets	$ 160,076,238
Holdings Count	46
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$160,076,238
Number of Holdings	46
Portfolio Turnover	87%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Kemper Corp.	5.2%
Enovis Corp.	5.1%
BGC Group, Inc. - Class A	5.0%
Webster Financial Corp.	3.8%
Silicon Motion Technology Corp.	3.7%
Tutor Perini Corp.	3.6%
Vimeo, Inc.	3.4%
National Bank Holdings Corp. - Class A	3.1%
Prosperity Bancshares, Inc.	3.0%
Ashland, Inc.	2.8%

Top Sectors†	(% of net assets)
Financials	21.3%
Industrials	15.9%
Consumer Discretionary	12.0%
Information Technology	11.6%
Materials	9.1%
Health Care	8.7%
Communication Services	6.4%
Real Estate	4.4%
Utilities	2.4%
Cash & Other	8.2%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-small-cap-value-fund/
INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	WPG Partners Small Cap Value Diversified Fund
Class Name	Institutional
Trading Symbol	WPGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WPG Partners Small Cap Value Diversified Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$53	1.10%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/ for more recent performance information.
Net Assets	$ 31,482,950
Holdings Count	91
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$31,482,950
Number of Holdings	91
Portfolio Turnover	51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Kemper Corp.	2.6%
Brixmor Property Group, Inc.	2.4%
Webster Financial Corp.	2.3%
Enovis Corp.	2.3%
BGC Group, Inc. - Class A	2.2%
Silicon Motion Technology Corp.	2.1%
Enterprise Financial Services Corp.	2.0%
Getty Realty Corp.	1.9%
Portland General Electric Co.	1.9%
Hanover Insurance Group, Inc.	1.8%

Top Sectors†	(% of net assets)
Financials	21.9%
Industrials	18.9%
Materials	9.5%
Information Technology	8.4%
Consumer Discretionary	8.1%
Energy	7.8%
Real Estate	6.1%
Utilities	5.3%
Health Care	5.2%
Cash & Other	8.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-small-cap-value-diversified-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Sustainability Fund
Class Name	Institutional Class
Trading Symbol	BPGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Global Sustainability Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/global-sus-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/global-sus-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/global-sus-fund/ for more recent performance information.
Net Assets	$ 10,457,227
Holdings Count	86
Investment Company, Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$10,457,227
Number of Holdings	86
Portfolio Turnover	32%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Holdings	(% of net assets)
Deutsche Telekom AG	2.6%
JPMorgan Chase & Co.	2.6%
Nomad Foods Ltd.	2.4%
Melrose Industries PLC	2.3%
Sumitomo Mitsui Financial Group, Inc.	2.2%
SPIE SA	2.2%
Sandoz Group AG	2.2%
Rheinmetall AG	2.1%
Cie de Saint-Gobain SA	2.1%
Siemens AG	1.9%

Top Sectors†	(% of net assets)
Financials	24.4%
Industrials	22.0%
Health Care	14.8%
Consumer Staples	11.4%
Communication Services	10.6%
Information Technology	8.4%
Consumer Discretionary	3.5%
Energy	1.9%
Materials	1.3%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/global-sus-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Global Equity Fund
Class Name	Institutional Class
Trading Symbol	BPGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Global Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-global-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-global-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-global-equity-fund/ for more recent performance information.
Net Assets	$ 241,870,178
Holdings Count	103
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$241,870,178
Number of Holdings	103
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
CRH PLC	2.9%
Tesco PLC	2.0%
US Foods Holding Corp.	1.9%
Deutsche Telekom AG	1.8%
NatWest Group PLC	1.8%
BNP Paribas SA	1.8%
Cie de Saint-Gobain SA	1.6%
Goldman Sachs Group, Inc.	1.6%
ING Groep NV	1.6%
United Overseas Bank Ltd.	1.5%

Top Sectors†	(% of net assets)
Financials	28.7%
Industrials	17.9%
Consumer Staples	13.4%
Health Care	10.0%
Energy	5.6%
Consumer Discretionary	5.4%
Information Technology	4.9%
Materials	4.5%
Communication Services	4.3%
Cash & Other	5.3%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-global-equity-fund/
INSTITUTIONAL
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Institutional Class
Trading Symbol	BPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$102	2.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.02%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/ for more recent performance information.
Net Assets	$ 68,519,964
Holdings Count	199
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,519,964
Number of Holdings	199
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
BGC Group, Inc. - Class A	2.2%
InterDigital, Inc.	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc. - Class A	2.0%
Newmark Group, Inc. - Class A	1.7%
Catalyst Pharmaceuticals, Inc.	1.7%
TeamViewer SE	1.7%
Sterling Infrastructure, Inc.	1.6%
Twilio, Inc. - Class A	1.5%
British American Tobacco PLC	1.5%

Top Sectors†	(% of net assets)
Financials	19.8%
Information Technology	14.1%
Health Care	10.8%
Industrials	9.2%
Consumer Discretionary	5.4%
Communication Services	4.1%
Real Estate	3.5%
Energy	3.3%
Materials	2.8%
Consumer Staples	2.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund-inst/
INVESTOR
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Equity Fund
Class Name	Investor Class
Trading Symbol	BPLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-long-short-equity-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$114	2.27%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	2.27%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-long-short-equity-fund/ for more recent performance information.
Net Assets	$ 68,519,964
Holdings Count	199
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,519,964
Number of Holdings	199
Portfolio Turnover	30%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
BGC Group, Inc. - Class A	2.2%
InterDigital, Inc.	2.0%
Fairfax Financial Holdings Ltd.	2.0%
Alphabet, Inc. - Class A	2.0%
Newmark Group, Inc. - Class A	1.7%
Catalyst Pharmaceuticals, Inc.	1.7%
TeamViewer SE	1.7%
Sterling Infrastructure, Inc.	1.6%
Twilio, Inc. - Class A	1.5%
British American Tobacco PLC	1.5%

Top Sectors†	(% of net assets)
Financials	19.8%
Information Technology	14.1%
Health Care	10.8%
Industrials	9.2%
Consumer Discretionary	5.4%
Communication Services	4.1%
Real Estate	3.5%
Energy	3.3%
Materials	2.8%
Consumer Staples	2.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-long-short-equity-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Institutional Class
Trading Symbol	BPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$87	1.73%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.73%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/ for more recent performance information.
Net Assets	$ 594,987,783
Holdings Count	428
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$594,987,783
Number of Holdings	428
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Wells Fargo & Co.	1.4%
UnitedHealth Group, Inc.	1.4%
JPMorgan Chase & Co.	1.3%
AbbVie, Inc.	1.2%
Alphabet, Inc. - Class A	1.1%
Frontdoor, Inc.	1.1%
Booking Holdings, Inc.	0.9%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Philip Morris International, Inc.	0.8%

Top Sectors†	(% of net assets)
Financials	17.1%
Industrials	14.7%
Health Care	9.4%
Information Technology	9.0%
Utilities	6.7%
Consumer Staples	4.5%
Consumer Discretionary	3.9%
Materials	3.1%
Real Estate	3.0%
Energy	2.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund-inst/
Investor Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Long/Short Research Fund
Class Name	Investor Class
Trading Symbol	BPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Long/Short Research Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-ls-research-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$100	1.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.98%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-ls-research-fund/ for more recent performance information.
Net Assets	$ 594,987,783
Holdings Count	428
Investment Company, Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$594,987,783
Number of Holdings	428
Portfolio Turnover	36%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Wells Fargo & Co.	1.4%
UnitedHealth Group, Inc.	1.4%
JPMorgan Chase & Co.	1.3%
AbbVie, Inc.	1.2%
Alphabet, Inc. - Class A	1.1%
Frontdoor, Inc.	1.1%
Booking Holdings, Inc.	0.9%
US Foods Holding Corp.	0.9%
Bank of America Corp.	0.9%
Philip Morris International, Inc.	0.8%

Top Sectors†	(% of net assets)
Financials	17.1%
Industrials	14.7%
Health Care	9.4%
Information Technology	9.0%
Utilities	6.7%
Consumer Staples	4.5%
Consumer Discretionary	3.9%
Materials	3.1%
Real Estate	3.0%
Energy	2.9%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-ls-research-fund/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Boston Partners Emerging Markets Dynamic Equity Fund
Class Name	Institutional Class
Trading Symbol	BELSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Boston Partners Emerging Markets Dynamic Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/ for more recent performance information.
Net Assets	$ 60,778,025
Holdings Count	327
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,778,025
Number of Holdings	327
Portfolio Turnover	55%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Riyad Bank	2.3%
Emaar Properties PJSC	2.1%
Al Rajhi Bank	2.0%
JD.com, Inc.	1.9%
Hangzhou GreatStar Industrial Co. Ltd. - Class A	1.7%
Sociedad Quimica y Minera de Chile SA	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.7%
Abu Dhabi Islamic Bank PJSC	1.6%
Suzano SA	1.6%
Grupo Financiero Banorte SAB de CV	1.5%

Top Sectors†	(% of net assets)
Financials	13.5%
Materials	12.2%
Information Technology	7.7%
Consumer Staples	5.3%
Consumer Discretionary	5.0%
Industrials	4.4%
Communication Services	3.2%
Health Care	2.6%
Real Estate	2.5%
Energy	0.8%

Updated Prospectus Web Address	https://www.bostonpartners.com/fund/bp-emerging-markets-de-fund/
Institutional
Shareholder Report [Line Items]
Fund Name	WPG Partners Select Hedged Fund
Class Name	Institutional
Trading Symbol	WPGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the WPG Partners Select Hedged Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/. You can also request this information by contacting us at 1-888-261-4073.
Additional Information Phone Number	1-888-261-4073
Additional Information Website	https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional	$117	2.43%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.43%
Updated Performance Information Location [Text Block]	Visit https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/ for more recent performance information.
Net Assets	$ 29,264,206
Holdings Count	103
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$29,264,206
Number of Holdings	103
Portfolio Turnover	85%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Kemper Corp.	5.3%
Enovis Corp.	5.1%
BGC Group, Inc. - Class A	5.0%
Webster Financial Corp.	3.8%
Silicon Motion Technology Corp.	3.7%
Tutor Perini Corp.	3.6%
Vimeo, Inc.	3.4%
National Bank Holdings Corp. - Class A	3.2%
Prosperity Bancshares, Inc.	3.0%
Ashland, Inc.	2.8%

Top Sectors†	(% of net assets)
Financials	10.4%
Information Technology	7.3%
Materials	6.2%
Health Care	6.1%
Communication Services	6.1%
Consumer Discretionary	5.1%
Real Estate	3.5%
Utilities	2.4%
Consumer Staples	-0.6%
Industrials	-2.4%

Updated Prospectus Web Address	https://www.bostonpartners.com/affiliates/wpg-select-hedged-fund/
Class A Shares
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class A
Trading Symbol	EBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$103	2.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,694,565,761
Holdings Count	152
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,694,565,761
Number of Holdings	152
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	74.3%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional	5.1%
NZD/USD FWD 20250319	0.7%
AUD/USD FWD 20250319	0.7%
CAD/USD FWD 20250319	0.5%
EUR/USD FWD 20250319	0.2%
BRL/USD FWD 20250319	0.2%
CLP/USD FWD 20250319	0.2%
LME Zinc Future	0.2%
NOK/USD FWD 20250319	0.1%

Top Sectors	(% of net assets)
U.S. Treasury Bills	74.3%
Cash & Other	23.8%
Futures Contracts	(0.2)%
Forwards	2.1%

Material Fund Change [Text Block]	Material Fund Changes: Effective October 25, 2024, shareholders of the Fund approved a new advisory agreement and a new subsidiary advisory agreement.
Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Class C Shares
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class C
Trading Symbol	EBSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$141	2.75%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	2.75%
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,694,565,761
Holdings Count	152
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,694,565,761
Number of Holdings	152
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	74.3%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional	5.1%
NZD/USD FWD 20250319	0.7%
AUD/USD FWD 20250319	0.7%
CAD/USD FWD 20250319	0.5%
EUR/USD FWD 20250319	0.2%
BRL/USD FWD 20250319	0.2%
CLP/USD FWD 20250319	0.2%
LME Zinc Future	0.2%
NOK/USD FWD 20250319	0.1%

Top Sectors	(% of net assets)
U.S. Treasury Bills	74.3%
Cash & Other	23.8%
Futures Contracts	(0.2)%
Forwards	2.1%

Material Fund Change [Text Block]	Material Fund Changes: Effective October 25, 2024, shareholders of the Fund approved a new advisory agreement and a new subsidiary advisory agreement.
Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Class I Shares
Shareholder Report [Line Items]
Fund Name	Campbell Systematic Macro Fund
Class Name	Class I
Trading Symbol	EBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Campbell Systematic Macro Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.campbell.com/systematicmacro. You can also request this information by contacting us at 1-844-261-6488.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-261-6488
Additional Information Website	https://www.campbell.com/systematicmacro
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$90	1.75%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.75%
Updated Performance Information Location [Text Block]	Visit https://www.campbell.com/systematicmacro for more recent performance information.
Net Assets	$ 1,694,565,761
Holdings Count	152
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,694,565,761
Number of Holdings	152
Portfolio Turnover (excludes derivatives)	0%

Holdings [Text Block]

Top 10 Holdings†	(% of net assets)
United States Treasury Bill	74.3%
JPMorgan Liquidity Funds - USD Liquidity LVNAV Fund - Class Institutional	5.1%
NZD/USD FWD 20250319	0.7%
AUD/USD FWD 20250319	0.7%
CAD/USD FWD 20250319	0.5%
EUR/USD FWD 20250319	0.2%
BRL/USD FWD 20250319	0.2%
CLP/USD FWD 20250319	0.2%
LME Zinc Future	0.2%
NOK/USD FWD 20250319	0.1%

Top Sectors	(% of net assets)
U.S. Treasury Bills	74.3%
Cash & Other	23.8%
Futures Contracts	(0.2)%
Forwards	2.1%

Material Fund Change [Text Block]	Material Fund Changes: Effective October 25, 2024, shareholders of the Fund approved a new advisory agreement and a new subsidiary advisory agreement.
Updated Prospectus Web Address	https://www.campbell.com/systematicmacro
Institutional Class
Shareholder Report [Line Items]
Fund Name	Free Market U.S. Equity Fund
Class Name	Institutional Class
Trading Symbol	FMUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Free Market U.S. Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market U.S. Equity Fund	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 4,110,938,978
Holdings Count	9
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$4,110,938,978
Number of Holdings	9
Portfolio Turnover	1%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
U.S. Small Cap Value Portfolio	24.5%
U.S. Large Cap Value Portfolio III	16.6%
U.S. Small Cap Portfolio	14.7%
U.S. Micro Cap Portfolio	14.7%
iShares Core S&P 500 ETF	9.0%
iShares MSCI USA Value Factor ETF	8.3%
U.S. Large Company Portfolio	6.2%
U.S. Large Cap Value Series	6.0%
Invesco Government & Agency Portfolio - Class Institutional	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	93.9%
Cash & Other	6.1%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Free Market International Equity Fund
Class Name	Institutional Class
Trading Symbol	FMNEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Free Market International Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market International Equity Fund	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Net Assets	$ 3,263,909,017
Holdings Count	9
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$3,263,909,017
Number of Holdings	9
Portfolio Turnover	4%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
DFA International Small Cap Value Portfolio	40.4%
DFA International Value Portfolio III	16.1%
DFA International Value Series	14.5%
Dimensional International Small Cap ETF	9.7%
iShares Core MSCI Emerging Markets ETF	5.1%
iShares Core MSCI EAFE ETF	5.0%
Emerging Markets Value Portfolio	4.7%
Emerging Markets Small Cap Portfolio	4.5%
Invesco Government & Agency Portfolio - Class Institutional	0.1%

Top Sectors	(% of Net Assets)
Finance and Insurance	85.5%
Cash & Other	14.5%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Free Market Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	FMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Free Market Fixed Income Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Free Market Fixed Income Fund	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
Net Assets	$ 2,888,782,075
Holdings Count	9
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,888,782,075
Number of Holdings	9
Portfolio Turnover	13%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
DFA Two-Year Global Fixed Income Portfolio	24.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.0%
iShares Core International Aggregate Bond ETF	15.0%
DFA One-Year Fixed Income Portfolio	14.4%
DFA Intermediate Government Fixed Income Portfolio (a)	6.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio (a)	4.0%
Invesco Government & Agency Portfolio - Class Institutional	0.6%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.5%
Cash & Other	0.5%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Matson Money U.S. Equity VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matson Money U.S. Equity VI Portfolio (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money U.S. Equity VI Portfolio	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 26,376,283
Holdings Count	8
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$26,376,283
Number of Holdings	8
Portfolio Turnover	5%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
U.S. Large Cap Value Portfolio III	26.5%
VA U.S. Targeted Value Portfolio	14.9%
U.S. Small Cap Portfolio	14.8%
U.S. Micro Cap Portfolio	14.7%
U.S. Large Company Portfolio	14.1%
U.S. Small Cap Value Portfolio	9.9%
VA U.S. Large Value Portfolio	4.2%
STIT-Government & Agency Portfolio - Class Institutional	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.1%
Cash & Other	0.9%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Matson Money International Equity VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matson Money International Equity VI Portfolio (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money International Equity VI Portfolio	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 20,929,131
Holdings Count	9
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$20,929,131
Number of Holdings	9
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
DFA International Value Portfolio III	30.4%
DFA International Small Cap Value Portfolio	28.2%
VA International Small Portfolio	16.9%
VA International Value Portfolio	5.1%
iShares Core MSCI Emerging Markets ETF	5.1%
Emerging Markets Value Portfolio	4.8%
Emerging Markets Small Cap Portfolio	4.7%
iShares Core MSCI EAFE ETF	4.0%
STIT-Government & Agency Portfolio - Class Institutional	0.9%

Top Sectors	(% of Net Assets)
Finance and Insurance	99.2%
Cash & Other	0.8%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Matson Money Fixed Income VI Portfolio
Class Name	Institutional Class
Trading Symbol	FMVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Matson Money Fixed Income VI Portfolio (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at http://funddocs.filepoint.com/matsonmoney/. You can also request this information by contacting us at 1-866-780-0357 Ext. 3863.
Additional Information Phone Number	1-866-780-0357
Additional Information Website	http://funddocs.filepoint.com/matsonmoney/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Matson Money Fixed Income VI Portfolio	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 25,309,637
Holdings Count	11
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$25,309,637
Number of Holdings	11
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
iShares 1-5 Year Investment Grade Corporate Bond ETF	24.1%
iShares Core International Aggregate Bond ETF	15.1%
DFA Two-Year Global Fixed Income Portfolio	15.0%
DFA One-Year Fixed Income Portfolio	11.4%
VA Global Bond Portfolio	10.0%
DFA Intermediate Government Fixed Income Portfolio	6.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF	6.0%
Dimensional Inflation-Protected Securities ETF	5.1%
DFA Short-Term Government Portfolio	4.0%
VA Short-Term Fixed Income Portfolio	2.0%

Top Sectors	(% of Net Assets)
Finance and Insurance	98.7%
Cash & Other	1.3%

Updated Prospectus Web Address	http://funddocs.filepoint.com/matsonmoney/
Motley Fool Global Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Global Opportunities ETF
Class Name	Motley Fool Global Opportunities ETF
Trading Symbol	TMFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Global Opportunities ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Global Opportunities ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 406,594,054
Holdings Count	42
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$406,594,054
Number of Holdings	42
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Amazon.com, Inc.	5.9%
Nintendo Co. Ltd.	5.2%
Mastercard, Inc. - Class A	4.5%
Waste Connections, Inc.	4.5%
Watsco, Inc.	4.2%
Alphabet, Inc. - Class C	4.1%
Costco Wholesale Corp.	4.1%
DexCom, Inc.	3.6%
London Stock Exchange Group PLC	3.4%
Equinix Inc	3.2%

Top Sectors	(% of Net Assets)
Industrials	23.6%
Financials	15.4%
Communication Services	13.8%
Consumer Discretionary	13.4%
Health Care	8.7%
Information Technology	8.3%
Real Estate	7.4%
Consumer Staples	6.7%
Materials	2.1%
Cash & Other	0.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Mid-Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Mid-Cap Growth ETF
Class Name	Motley Fool Mid-Cap Growth ETF
Trading Symbol	TMFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Mid-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Mid-Cap Growth ETF	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Net Assets	$ 188,301,523
Holdings Count	36
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$188,301,523
Number of Holdings	36
Portfolio Turnover	9%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
StoneX Group, Inc.	6.3%
Brown & Brown, Inc.	5.6%
HealthEquity, Inc.	4.9%
Broadridge Financial Solutions, Inc.	4.9%
Globus Medical, Inc. - Class A	4.7%
Tyler Technologies, Inc.	4.4%
Toast, Inc. - Class A	4.2%
Axon Enterprise, Inc.	4.2%
SBA Communications Corp.	4.0%
Dexcom Inc	3.8%

Top Sectors	(% of Net Assets)
Industrials	26.1%
Financials	22.0%
Health Care	20.2%
Information Technology	14.8%
Consumer Discretionary	6.8%
Real Estate	5.8%
Materials	2.6%
Consumer Staples	0.7%
Cash & Other	1.0%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool 100 Index ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool 100 Index ETF
Class Name	Motley Fool 100 Index ETF
Trading Symbol	TMFC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool 100 Index ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool 100 Index ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,280,679,796
Holdings Count	101
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$1,280,679,796
Number of Holdings	101
Portfolio Turnover	25%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Apple, Inc.	9.8%
NVIDIA Corp.	8.2%
Microsoft Corp.	7.9%
Amazon.com, Inc.	6.0%
Alphabet, Inc. - Class C	5.6%
Meta Platforms, Inc. - Class A	4.5%
Berkshire Hathaway, Inc. - Class B	4.3%
Eli Lilly & Co.	3.3%
Walmart, Inc.	3.1%
JPMorgan Chase & Co.	2.9%

Top Sectors	(% of Net Assets)
Information Technology	36.4%
Financials	15.7%
Communication Services	14.2%
Consumer Discretionary	12.9%
Health Care	9.9%
Consumer Staples	5.1%
Industrials	3.3%
Real Estate	1.2%
Materials	0.7%
Cash & Other	0.6%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Small-Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Small-Cap Growth ETF
Class Name	Motley Fool Small-Cap Growth ETF
Trading Symbol	TMFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Small-Cap Growth ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Small-Cap Growth ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 91,683,043
Holdings Count	34
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$91,683,043
Number of Holdings	34
Portfolio Turnover	16%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Toast, Inc. - Class A	5.2%
StoneX Group, Inc.	4.8%
Goosehead Insurance, Inc. - Class A	4.7%
Globus Medical, Inc. - Class A	4.3%
HealthEquity, Inc.	4.3%
Axon Enterprise, Inc.	4.0%
Alarm.com Holdings, Inc.	4.0%
Q2 Holdings, Inc.	3.6%
Penumbra, Inc.	3.5%
GXO Logistics Inc	3.3%

Top Sectors	(% of Net Assets)
Industrials	25.5%
Health Care	19.7%
Information Technology	19.0%
Financials	18.0%
Consumer Discretionary	5.8%
Energy	3.1%
Consumer Staples	2.6%
Real Estate	2.3%
Cash & Other	4.0%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Capital Efficiency 100 Index ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Capital Efficiency 100 Index ETF
Class Name	Motley Fool Capital Efficiency 100 Index ETF
Trading Symbol	TMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Capital Efficiency 100 Index ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Capital Efficiency 100 Index ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 76,619,369
Holdings Count	99
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$76,619,369
Number of Holdings	99
Portfolio Turnover	18%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Eli Lilly & Co.	5.4%
Visa, Inc. - Class A	5.4%
Meta Platforms, Inc. - Class A	5.2%
Costco Wholesale Corp.	5.2%
Walmart, Inc.	5.1%
Mastercard, Inc. - Class A	5.1%
Netflix, Inc.	4.5%
Apple, Inc.	4.5%
Amazon.com, Inc.	4.4%
UnitedHealth Group, Inc.	4.4%

Top Sectors	(% of Net Assets)
Information Technology	25.1%
Health Care	18.5%
Communication Services	15.0%
Consumer Discretionary	12.2%
Consumer Staples	11.2%
Financials	10.8%
Industrials	4.8%
Materials	2.2%
Cash & Other	0.2%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Motley Fool Next Index ETF
Shareholder Report [Line Items]
Fund Name	Motley Fool Next Index ETF
Class Name	Motley Fool Next Index ETF
Trading Symbol	TMFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Motley Fool Next Index ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fooletfs.com/our-funds. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://fooletfs.com/our-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Motley Fool Next Index ETF	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 32,451,810
Holdings Count	195
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$32,451,810
Number of Holdings	195
Portfolio Turnover	10%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Cloudflare, Inc. - Class A	2.5%
Axon Enterprise, Inc.	2.0%
HubSpot, Inc.	1.8%
Take-Two Interactive Software, Inc.	1.8%
Live Nation Entertainment, Inc.	1.6%
Westinghouse Air Brake Technologies Corp.	1.6%
HEICO Corp.	1.6%
Alnylam Pharmaceuticals, Inc.	1.6%
Carvana Co.	1.5%
Monolithic Power Systems, Inc.	1.5%

Top Sectors	(% of Net Assets)
Information Technology	26.4%
Industrials	20.2%
Consumer Discretionary	15.3%
Health Care	12.4%
Financials	10.5%
Communication Services	7.5%
Consumer Staples	3.6%
Energy	1.5%
Real Estate	1.2%
Cash & Other	1.4%

Updated Prospectus Web Address	https://fooletfs.com/our-funds
Founders Class
Shareholder Report [Line Items]
Fund Name	Optima Strategic Credit Fund
Class Name	Founders Class Shares
Trading Symbol	OPTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Optima Strategic Credit Fund (the “Fund”) for the period of 09/01/2024, to 02/28/2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rbbfund.com/additional-fund-information/. You can also request this information by contacting us at 1-866-239-2026.
Additional Information Phone Number	1-866-239-2026
Additional Information Website	https://rbbfund.com/additional-fund-information/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Founders Class Shares	$103	2.05%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.05%
Net Assets	$ 27,813,162
Holdings Count	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$27,813,162
Number of Holdings	1
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
First American Treasury Obligations Fund - Class X	80.1%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://rbbfund.com/additional-fund-information/
SGI U.S. Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	SGI US Large Cap Core ETF
Class Name	SGI US Large Cap Core ETF
Trading Symbol	SGLC
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI US Large Cap Core ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI US Large Cap Core ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 94,324,029
Holdings Count	119
Investment Company, Portfolio Turnover	231.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$94,324,029
Number of Holdings	119
Portfolio Turnover	231%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
NVIDIA Corp.	5.8%
Amazon.com, Inc.	5.8%
Microsoft Corp.	5.8%
Alphabet, Inc.	5.3%
Meta Platforms, Inc.	4.6%
Apple, Inc.	4.5%
Berkshire Hathaway, Inc.	3.4%
QUALCOMM, Inc.	3.1%
Mastercard, Inc.	3.0%
Colgate-Palmolive Co.	2.4%

Top Sectors	(% of net assets)
Technology	27.5%
Communications	22.1%
Financial	16.5%
Consumer, Non-cyclical	14.2%
Industrial	6.5%
Consumer, Cyclical	5.6%
Utilities	2.7%
Energy	2.5%
Basic Materials	1.0%
Cash & Other	1.4%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Dynamic Tactical ETF
Shareholder Report [Line Items]
Fund Name	SGI Dynamic Tactical ETF
Class Name	SGI Dynamic Tactical ETF
Trading Symbol	DYTA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Dynamic Tactical ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Dynamic Tactical ETF	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 68,166,305
Holdings Count	8
Investment Company, Portfolio Turnover	205.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,166,305
Number of Holdings	8
Portfolio Turnover	205%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Core ETF	29.5%
SGI Enhanced Core ETF	19.7%
iShares Core U.S. Aggregate Bond ETF	16.2%
iShares Edge MSCI Min Vol USA ETF	10.5%
Schwab US Dividend Equity ETF	10.1%
SGI Enhanced Nasdaq-100 ETF	4.9%
Vanguard Small-Cap ETF	4.7%
WisdomTree Floating Rate Treasury Fund	3.9%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class I
Trading Symbol	SILVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.98%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Net Assets	$ 221,618,131
Holdings Count	103
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$221,618,131
Number of Holdings	103
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.6%
Automatic Data Processing, Inc.	3.4%
Alphabet, Inc.	3.4%
Merck & Co., Inc.	3.2%
Meta Platforms, Inc.	3.1%
CMS Energy Corp.	3.1%
Motorola Solutions, Inc.	2.9%
United Therapeutics Corp.	2.4%
McKesson Corp.	2.4%
Owens Corning	2.3%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	35.7%
Communications	15.7%
Technology	10.7%
Industrial	10.6%
Financial	10.5%
Utilities	7.9%
Consumer, Cyclical	3.0%
Energy	3.0%
Basic Materials	0.9%
Cash & Other	2.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class A
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class A
Trading Symbol	LVOLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$62	1.23%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.23%
Net Assets	$ 221,618,131
Holdings Count	103
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$221,618,131
Number of Holdings	103
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.6%
Automatic Data Processing, Inc.	3.4%
Alphabet, Inc.	3.4%
Merck & Co., Inc.	3.2%
Meta Platforms, Inc.	3.1%
CMS Energy Corp.	3.1%
Motorola Solutions, Inc.	2.9%
United Therapeutics Corp.	2.4%
McKesson Corp.	2.4%
Owens Corning	2.3%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	35.7%
Communications	15.7%
Technology	10.7%
Industrial	10.6%
Financial	10.5%
Utilities	7.9%
Consumer, Cyclical	3.0%
Energy	3.0%
Basic Materials	0.9%
Cash & Other	2.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	SGI U.S. Large Cap Equity Fund
Class Name	Class C
Trading Symbol	SGICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI U.S. Large Cap Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$99	1.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.98%
Net Assets	$ 221,618,131
Holdings Count	103
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$221,618,131
Number of Holdings	103
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.6%
Automatic Data Processing, Inc.	3.4%
Alphabet, Inc.	3.4%
Merck & Co., Inc.	3.2%
Meta Platforms, Inc.	3.1%
CMS Energy Corp.	3.1%
Motorola Solutions, Inc.	2.9%
United Therapeutics Corp.	2.4%
McKesson Corp.	2.4%
Owens Corning	2.3%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	35.7%
Communications	15.7%
Technology	10.7%
Industrial	10.6%
Financial	10.5%
Utilities	7.9%
Consumer, Cyclical	3.0%
Energy	3.0%
Basic Materials	0.9%
Cash & Other	2.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares
Shareholder Report [Line Items]
Fund Name	SGI Global Equity Fund
Class Name	Class I
Trading Symbol	SGLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Global Equity Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 109,007,087
Holdings Count	112
Investment Company, Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$109,007,087
Number of Holdings	112
Portfolio Turnover	82%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Colgate-Palmolive Co.	3.2%
McKesson Corp.	3.2%
Kroger Co., (The)	3.1%
Takeda Pharmaceutical Co., Ltd.	3.0%
Alphabet, Inc.	2.8%
CMS Energy Corp.	2.7%
Waste Management, Inc.	2.3%
Microsoft Corp.	2.3%
United Therapeutics Corp.	2.3%
ICICI Bank Ltd.	2.2%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	31.5%
Financial	15.2%
Communications	13.7%
Technology	13.3%
Utilities	9.0%
Industrial	8.4%
Consumer, Cyclical	3.7%
Energy	3.1%
Basic Materials	1.3%
Cash & Other	0.8%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares
Shareholder Report [Line Items]
Fund Name	SGI Small Cap Core Fund
Class Name	Class I
Trading Symbol	BOGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Small Cap Core Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$60	1.23%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.23%
Net Assets	$ 115,157,393
Holdings Count	195
Investment Company, Portfolio Turnover	95.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$115,157,393
Number of Holdings	195
Portfolio Turnover	95%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Health Care Select Sector SPDR Fund	1.7%
National Fuel Gas Co.	1.4%
Catalyst Pharmaceuticals Partners, Inc.	1.3%
NMI Holdings, Inc.	1.2%
Mueller Water Products, Inc.	1.2%
Graham Holdings Co.	1.2%
AZZ, Inc.	1.2%
Matson, Inc.	1.2%
Travel + Leisure Co.	1.1%
Skyward Specialty Insurance Group, Inc.	1.1%

Top Sectors	(% of net assets)
Consumer, Non-cyclical	23.5%
Financial	22.9%
Industrial	17.1%
Technology	11.7%
Consumer, Cyclical	7.9%
Communications	3.7%
Energy	3.4%
Utilities	3.1%
Basic Materials	2.6%
Cash & Other	4.1%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares
Shareholder Report [Line Items]
Fund Name	SGI Peak Growth Fund
Class Name	Class I
Trading Symbol	SGPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Peak Growth Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$59	1.19%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.19%
Net Assets	$ 42,370,857
Holdings Count	9
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$42,370,857
Number of Holdings	9
Portfolio Turnover	43%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SGI Enhanced Nasdaq-100 ETF	19.8%
SGI U.S. Large Cap Core ETF	19.7%
SGI Enhanced Global Income ETF	15.5%
Vanguard Growth ETF	13.5%
SGI Small Cap Core Fund	9.6%
SGI Dynamic Tactical ETF	9.4%
iShares S&P 500 Value ETF	5.2%
Schwab US Dividend Equity ETF	5.1%
SGI Enhanced Core ETF	1.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
Class I Shares
Shareholder Report [Line Items]
Fund Name	SGI Prudent Growth Fund
Class Name	Class I
Trading Symbol	SGPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Prudent Growth Fund (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-855-744-8500.
Additional Information Phone Number	1-855-744-8500
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$61	1.22%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
Net Assets	$ 39,632,098
Holdings Count	12
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$39,632,098
Number of Holdings	12
Portfolio Turnover	22%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
SGI U.S. Large Cap Equity Fund	28.8%
SGI Enhanced Core ETF	14.7%
iShares Core U.S. Aggregate Bond ETF	11.6%
SGI Global Equity Fund	10.8%
SGI Enhanced Global Income ETF	10.0%
SGI Small Cap Core Fund	7.9%
SGI Dynamic Tactical ETF	4.9%
SGI U.S. Large Cap Core ETF	3.8%
SPDR Blackstone Senior Loan ETF	1.9%
iShares 7-10 Year Treasury Bond ETF	1.5%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Core ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Core ETF
Class Name	SGI Enhanced Core ETF
Trading Symbol	USDX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Core ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Core ETF	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Net Assets	$ 275,248,075
Holdings Count	17
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$275,248,075
Number of Holdings	17
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
Vanguard Treasury Money Market Fund	30.9%
Vanguard Federal Money Market Fund	30.9%
PIMCO Government Money Market Fund	8.7%
Fidelity Government Cash Reserves	8.7%
First American Government Obligations Fund	0.7%
T Rowe Price US Treasury Money Fund, Inc.	0.0%
JPMorgan Liquid Assets Money Market Fund	0.0%
S&P 500 Index	0.0%

Top Sectors	(% of net assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Global Income ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Global Income ETF
Class Name	SGI Enhanced Global Income ETF
Trading Symbol	GINX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Global Income ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Global Income ETF	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Net Assets	$ 83,862,149
Holdings Count	112
Investment Company, Portfolio Turnover	374.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$83,862,149
Number of Holdings	112
Portfolio Turnover	374%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
WisdomTree Emerging Markets High Dividend Fund	3.4%
iShares Emerging Markets Dividend ETF	3.0%
Takeda Pharmaceutical Co. Ltd.	3.0%
Banco Bilbao Vizcaya Argentaria SA	3.0%
Colgate-Palmolive Co.	2.8%
UBS Group AG	2.8%
SPDR S&P Emerging Markets Dividend ETF	2.7%
QUALCOMM, Inc.	2.6%
Home Depot, Inc.	2.4%
Equitable Holdings, Inc.	2.4%

Top Sectors	(% of net assets)
Financial	28.0%
Consumer, Non-cyclical	19.5%
Industrial	11.1%
Energy	6.9%
Communications	5.9%
Consumer, Cyclical	5.5%
Utilities	5.1%
Technology	4.2%
Basic Materials	3.6%
Cash & Other	10.2%

Updated Prospectus Web Address	https://sgiam.com/literature/
SGI Enhanced Nasdaq-100 ETF
Shareholder Report [Line Items]
Fund Name	SGI Enhanced Nasdaq-100 ETF
Class Name	SGI Enhanced Nasdaq-100 ETF
Trading Symbol	QXQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the SGI Enhanced Nasdaq-100 ETF (the “Fund”) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://sgiam.com/literature/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://sgiam.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
SGI Enhanced Nasdaq-100 ETF	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 30,345,831
Holdings Count	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$30,345,831
Number of Holdings	7
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of net assets)
First American Government Obligations Fund	1.6%
Micro Nasdaq 100 E-Mini Mar25	0.0%
S&P 500 Index	0.0%
Nasdaq 100 Index	-4.3%

Top Sectors	(% of net assets)
Cash & Other	100%

Updated Prospectus Web Address	https://sgiam.com/literature/
US Treasury 3 Month Bill ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 3 Month Bill ETF
Class Name	US Treasury 3 Month Bill ETF
Trading Symbol	TBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 3 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/tbil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/tbil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 3 Month Bill ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/tbil/ for more recent performance information.
Net Assets	$ 4,992,302,261
Holdings Count	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$4,992,302,261
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/tbil/
US Treasury 6 Month Bill ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 6 Month Bill ETF
Class Name	US Treasury 6 Month Bill ETF
Trading Symbol	XBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 6 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/xbil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/xbil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 6 Month Bill ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Net Assets	$ 674,929,558
Holdings Count	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$674,929,558
Number of Holdings	2
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/xbil/
US Treasury 12 Month Bill ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 12 Month Bill ETF
Class Name	US Treasury 12 Month Bill ETF
Trading Symbol	OBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 12 Month Bill ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/obil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/obil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 12 Month Bill ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/obil/ for more recent performance information.
Net Assets	$ 278,709,115
Holdings Count	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$278,709,115
Number of Holdings	1
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Bill	100.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/obil/
US Treasury 2 Year Note ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 2 Year Note ETF
Class Name	US Treasury 2 Year Note ETF
Trading Symbol	UTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 2 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwo/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/utwo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 2 Year Note ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/utwo/ for more recent performance information.
Net Assets	$ 379,902,108
Holdings Count	2
Investment Company, Portfolio Turnover	701.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$379,902,108
Number of Holdings	2
Portfolio Turnover	701%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.7%
United States Treasury Bill	0.3%

Top Sectors	(% of Net Assets)
Government	99.7%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/utwo/
US Treasury 3 Year Note ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 3 Year Note ETF
Class Name	US Treasury 3 Year Note ETF
Trading Symbol	UTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 3 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utre/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/utre/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 3 Year Note ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/utre/ for more recent performance information.
Net Assets	$ 8,402,303
Holdings Count	1
Investment Company, Portfolio Turnover	590.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$8,402,303
Number of Holdings	1
Portfolio Turnover	590%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/utre/
US Treasury 5 Year Note ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 5 Year Note ETF
Class Name	US Treasury 5 Year Note ETF
Trading Symbol	UFIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 5 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/ufiv/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/ufiv/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 5 Year Note ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/ufiv/ for more recent performance information.
Net Assets	$ 47,745,552
Holdings Count	2
Investment Company, Portfolio Turnover	558.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$47,745,552
Number of Holdings	2
Portfolio Turnover	558%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%
United States Treasury Bill	0.3%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/ufiv/
US Treasury 7 Year Note ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 7 Year Note ETF
Class Name	US Treasury 7 Year Note ETF
Trading Symbol	USVN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 7 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/usvn/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/usvn/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 7 Year Note ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/usvn/ for more recent performance information.
Net Assets	$ 5,287,750
Holdings Count	2
Investment Company, Portfolio Turnover	496.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$5,287,750
Number of Holdings	2
Portfolio Turnover	496%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.5%
United States Treasury Bill	0.4%

Top Sectors	(% of Net Assets)
Government	99.4%
Cash & Other	0.6%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/usvn/
US Treasury 10 Year Note ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 10 Year Note ETF
Class Name	US Treasury 10 Year Note ETF
Trading Symbol	UTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 10 Year Note ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uten/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Email	February 28, 2025
Additional Information Website	https://www.ustreasuryetf.com/etf/uten/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 10 Year Note ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/uten/ for more recent performance information.
Net Assets	$ 172,424,490
Holdings Count	1
Investment Company, Portfolio Turnover	197.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$172,424,490
Number of Holdings	1
Portfolio Turnover	197%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/uten/
US Treasury 20 Year Bond ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 20 Year Bond ETF
Class Name	US Treasury 20 Year Bond ETF
Trading Symbol	UTWY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 20 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/utwy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/utwy/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 20 Year Bond ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/utwy/ for more recent performance information.
Net Assets	$ 24,844,769
Holdings Count	2
Investment Company, Portfolio Turnover	186.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$24,844,769
Number of Holdings	2
Portfolio Turnover	186%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.6%
United States Treasury Bill	0.2%

Top Sectors	(% of Net Assets)
Government	99.6%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/utwy/
US Treasury 30 Year Bond ETF
Shareholder Report [Line Items]
Fund Name	US Treasury 30 Year Bond ETF
Class Name	US Treasury 30 Year Bond ETF
Trading Symbol	UTHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the US Treasury 30 Year Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/uthy/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/uthy
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Treasury 30 Year Bond ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/uthy/ for more recent performance information.
Net Assets	$ 15,731,337
Holdings Count	1
Investment Company, Portfolio Turnover	191.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025) Net Assets $15,731,337 Number of Holdings 1 Portfolio Turnover 191
Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Note/Bond	99.8%

Top Sectors	(% of Net Assets)
Government	99.8%
Cash & Other	0.2%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/uthy/
F/m 2-Year Investment Grade Corporate Bond ETF Shares
Shareholder Report [Line Items]
Fund Name	F/m 2-Year Investment Grade Corporate Bond ETF
Class Name	F/m 2-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m 2-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztwo/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/us-credit-series/ztwo/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 2-Year Investment Grade Corporate Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/us-credit-series/ztwo/ for more recent performance information.
Net Assets	$ 151,922,165
Holdings Count	410
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$151,922,165
Number of Holdings	410
Portfolio Turnover	34%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Hexcel Corp.	0.2%
Healthpeak OP LLC	0.2%
Humana, Inc.	0.2%
Amgen, Inc.	0.2%
Novartis Capital Corp.	0.2%
Procter & Gamble Co.	0.2%
Baxter International, Inc.	0.2%
Micron Technology, Inc.	0.2%
Philip Morris International, Inc.	0.2%
Edison International	0.2%

Top Sectors	(% of Net Assets)
Financials	30.7%
Industrials	9.4%
Health Care	8.4%
Utilities	8.2%
Consumer Discretionary	8.2%
Energy	8.2%
Technology	7.7%
Consumer Staples	7.7%
Materials	6.0%
Cash & Other	5.5%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/us-credit-series/ztwo/
F/m 3-Year Investment Grade Corporate Bond ETF Shares
Shareholder Report [Line Items]
Fund Name	F/m 3-Year Investment Grade Corporate Bond ETF
Class Name	F/m 3-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTRE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m 3-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/ztre/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/us-credit-series/ztre/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 3-Year Investment Grade Corporate Bond ETF	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/us-credit-series/ztre/ for more recent performance information.
Net Assets	$ 168,550,512
Holdings Count	460
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$168,550,512
Number of Holdings	460
Portfolio Turnover	51%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Procter & Gamble Co.	0.4%
Chevron USA, Inc.	0.4%
Eli Lilly & Co.	0.4%
PACCAR Financial Corp.	0.4%
BMW US Capital LLC	0.4%
Huntington Bancshares, Inc.	0.4%
BAT Capital Corp.	0.4%
Digital Realty Trust LP	0.4%
Hershey Co.	0.4%
7-Eleven, Inc.	0.4%

Top Sectors	(% of Net Assets)
Financials	28.2%
Industrials	11.0%
Utilities	9.9%
Health Care	9.2%
Energy	8.4%
Consumer Staples	8.0%
Consumer Discretionary	7.9%
Technology	7.5%
Materials	4.9%
Cash & Other	5.0%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/us-credit-series/ztre/
F/m 10-Year Investment Grade Corporate Bond ETF Shares
Shareholder Report [Line Items]
Fund Name	F/m 10-Year Investment Grade Corporate Bond ETF
Class Name	F/m 10-Year Investment Grade Corporate Bond ETF
Trading Symbol	ZTEN
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m 10-Year Investment Grade Corporate Bond ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/us-credit-series/zten/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/us-credit-series/zten/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m 10-Year Investment Grade Corporate Bond ETF	$7	0.15%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/us-credit-series/zten/ for more recent performance information.
Net Assets	$ 60,786,094
Holdings Count	234
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$60,786,094
Number of Holdings	234
Portfolio Turnover	86%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
ORIX Corp.	0.4%
Eli Lilly & Co.	0.4%
RenaissanceRe Holdings Ltd.	0.4%
Union Pacific Corp.	0.4%
Expedia Group, Inc.	0.4%
PulteGroup, Inc.	0.4%
Embraer Netherlands Finance BV	0.4%
BHP Billiton Finance USA Ltd.	0.4%
Hershey Co.	0.4%
President and Fellows of Harvard College	0.4%

Top Sectors	(% of Net Assets)
Financials	28.9%
Energy	13.0%
Utilities	10.0%
Health Care	9.7%
Consumer Staples	8.4%
Industrials	8.0%
Technology	5.5%
Consumer Discretionary	5.5%
Communications	4.6%
Cash & Other	6.4%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/us-credit-series/zten/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Oakhurst Fixed Income Fund
Class Name	Institutional Class
Trading Symbol	OHFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oakhurst Fixed Income Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohfix/. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohfix/ for more recent performance information.
Net Assets	$ 137,397,231
Holdings Count	188
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$137,397,231
Number of Holdings	188
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
United States Treasury Note/Bond	29.6%
Federal National Mortgage Association	12.2%
Federal Home Loan Mortgage Corp.	8.1%
Government National Mortgage Association	4.8%
Federal Farm Credit Banks Funding Corp	1.8%
Sequoia Mortgage Trust	1.7%
F/m 10-Year Investment Grade Corporate Bond ETF	1.1%
Verizon Master Trust	1.1%
Invesco Treasury Portfolio	1.0%
F/m 3-Year Investment Grade Corporate Bond ETF	0.9%

Top Sectors	(%) of net assets
Mortgage Securities	32.6%
Government	32.2%
Financials	11.1%
Consumer Discretionary	4.3%
Asset Backed Securities	4.0%
Technology	3.6%
Health Care	2.5%
Utilities	2.2%
Energy	2.1%
Cash & Other	5.4%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohfix/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Oakhurst Short Duration Bond Fund
Class Name	Institutional Class
Trading Symbol	OHSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oakhurst Short Duration Bond Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohsdx/. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohsdx/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohsdx/ for more recent performance information.
Net Assets	$ 14,345,550
Holdings Count	74
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$14,345,550
Number of Holdings	74
Portfolio Turnover	49%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
United States Treasury Note/Bond	17.8%
Federal Home Loan Mortgage Corp.	13.5%
Federal National Mortgage Association	8.3%
F/m 3-Year Investment Grade Corporate Bond ETF	5.1%
F/m 2-Year Investment Grade Corporate Bond ETF	5.1%
Government National Mortgage Association	2.5%
F/m Ultrashort Treasury Inflation-Protected Security TIPS ETF	2.4%
Carvana Auto Receivables Trust	2.0%
Mastr Seasoned Securities Trust	1.9%
DB Master Finance Parent LLC	1.8%

Top Sectors	(%) of net assets
Mortgage Securities	31.1%
Government	17.8%
Financials	14.6%
Asset Backed Securities	10.1%
Communications	2.1%
Consumer Discretionary	2.0%
Health Care	2.0%
Technology	1.4%
Industrials	1.4%
Cash & Other	17.5%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohsdx/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	Oakhurst Short Duration High Yield Credit Fund
Class Name	Institutional Class
Trading Symbol	OHSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oakhurst Short Duration High Yield Credit Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/ohshx/. You can also request this information by contacting us at 1-800-292-6775.
Additional Information Phone Number	1-800-292-6775
Additional Information Website	https://www.fminvest.com/mutual-funds/ohshx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/ohshx/ for more recent performance information.
Net Assets	$ 33,465,015
Holdings Count	109
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$33,465,015
Number of Holdings	109
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
First Citizens BancShares, Inc./NC	2.1%
Phinia Holdings Jersey Ltd.	2.0%
Invesco Treasury Portfolio	2.0%
Mercer International, Inc.	1.9%
Chemours Co.	1.8%
AmeriGas Partners LP / AmeriGas Finance Corp.	1.8%
PetSmart, Inc. / PetSmart Finance Corp.	1.7%
Compass Minerals International, Inc.	1.7%
Rakuten Group, Inc.	1.6%
Cloud Software Group, Inc.	1.6%

Top Sectors	(%) of net assets
Consumer Discretionary	27.3%
Financials	17.6%
Materials	12.1%
Energy	10.2%
Communications	10.1%
Health Care	5.0%
Consumer Staples	3.8%
Utilities	3.4%
Technology	3.2%
Cash & Other	7.3%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/ohshx/
F/m Opportunistic Income ETF
Shareholder Report [Line Items]
Fund Name	F/m Opportunistic Income ETF
Class Name	F/m Opportunistic Income ETF
Trading Symbol	XFIX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Opportunistic Income ETF (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/etfs/xfix/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.fminvest.com/etfs/xfix/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
F/m Opportunistic Income ETF	$19	0.39%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/etfs/xfix/ for more recent performance information.
Net Assets	$ 35,942,408
Holdings Count	61
Investment Company, Portfolio Turnover	140.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$35,942,408
Number of Holdings	61
Portfolio Turnover	140%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Financials	13.2%
Energy	10.6%
Mortgage Securities	10.6%
Technology	9.8%
Materials	7.7%
Consumer Discretionary	7.6%
Asset Backed Securities	5.3%
Health Care	4.0%
Utilities	3.4%
Cash & Other	27.8%

Updated Prospectus Web Address	https://www.fminvest.com/etfs/xfix/
Institutional Shares
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Institutional Class
Trading Symbol	IAFLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-888-553-4233.
Additional Information Phone Number	1-888-553-4233
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 68,233,057
Holdings Count	25
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,233,057
Number of Holdings	25
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
First American Treasury Obligations Fund	20.8%
NVIDIA Corp.	7.6%
Meta Platforms, Inc.	5.6%
Palantir Technologies, Inc.	5.4%
Netflix, Inc.	5.4%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.7%
LPL Financial Holdings, Inc.	3.9%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.3%

Top Sectors	(%) of net assets
Information Technology	48.6%
Communication Services	15.4%
Financials	6.3%
Consumer Discretionary	4.7%
Consumer Staples	2.5%
Real Estate	2.0%
Cash & Other	20.5%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Investor Shares
Shareholder Report [Line Items]
Fund Name	F/m Investments Large Cap Focused Fund
Class Name	Investor Class
Trading Symbol	IAFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Investments Large Cap Focused Fund (the “Fund”) for the period from September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.fminvest.com/mutual-funds/iafmx-iaflx. You can also request this information by contacting us at 1-888-553-4233.
Additional Information Phone Number	1-888-553-4233
Additional Information Website	https://www.fminvest.com/mutual-funds/iafmx-iaflx
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Updated Performance Information Location [Text Block]	Visit https://www.fminvest.com/mutual-funds/iafmx-iaflx for more recent performance information.
Net Assets	$ 68,233,057
Holdings Count	25
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,233,057
Number of Holdings	25
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Holdings	(%) of net assets
First American Treasury Obligations Fund	20.8%
NVIDIA Corp.	7.6%
Meta Platforms, Inc.	5.6%
Palantir Technologies, Inc.	5.4%
Netflix, Inc.	5.4%
Apple, Inc.	4.8%
Amazon.com, Inc.	4.7%
LPL Financial Holdings, Inc.	3.9%
Microsoft Corp.	3.8%
Advanced Micro Devices, Inc.	3.3%

Top Sectors	(%) of net assets
Information Technology	48.6%
Communication Services	15.4%
Financials	6.3%
Consumer Discretionary	4.7%
Consumer Staples	2.5%
Real Estate	2.0%
Cash & Other	20.5%

Updated Prospectus Web Address	https://www.fminvest.com/mutual-funds/iafmx-iaflx
F/m Emerald Life Sciences Innovation ETF
Shareholder Report [Line Items]
Fund Name	F/m Emerald Life Sciences Innovation ETF
Class Name	F/m Emerald Life Sciences Innovation ETF
Trading Symbol	LFSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Emerald Life Sciences Innovation ETF (the “Fund”) for the period from October 30, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.emeraldetfs.com/lfsc/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.emeraldetfs.com/lfsc/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM OCTOBER 30, 2024 TO   FEBRUARY 28, 2025?** (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
F/m Emerald Life Sciences Innovation ETF	$18	0.54%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE PERIOD?
The F/m Emerald Life Sciences Innovation ETF total return for the four months ended February 28, 2025 was -1.81% at NAV, trailing the benchmark Russell 3000 Index Health Care total return of -0.39%.
WHAT FACTORS INFLUENCED PERFORMANCE?
The F/m Emerald Life Sciences Innovation ETF underperformed the Russell 3000 Health Care Index for the period as a result of both stock selection and relative positioning. At the industry level, relative underperformance within the medical services, medical equipment, pharmaceuticals, and healthcare services industries more than offset the positive contribution to return from the Fund’s underweight position within the medical supplies, healthcare management services and healthcare facilities.   The Fund’s solid stock selection drove relative outperformance within the biotechnology industry. The biotechnology industry is the Fund’s largest active and relative exposure at an average weight of approximately 50.66% for the period.
The Fund’s exposure to the smaller capitalization stocks within the Russell 3000 Health Care Index was also a headwind to relative performance. The Fund’s exposure to those companies that fall within the second, third, fourth, and fifth quintiles with a market capitalization of $5.44 billion or less, averaged 65.3% of the Fund’s portfolio for the period as compared to the benchmark’s average weight of 6.34%. As a point of reference, the small capitalization Russell 2000 Health Care Index returned -7.16% for the period, underperforming the broader all capitalization Russell 3000 Health Care Index which returned  -0.39% for the same period.

Top Contributors
↑	Intra-Cellular Therapies, Inc. (ITCI)
↑	Akero Therapeutics, Inc. (AKRO)
↑	BridgeBio Pharma, Inc. (BBIO)

Top Detractors
↓	Wave Life Sciences Ltd. (WVE)
↓	Keros Therapeutics, Inc. (KROS)
↓	RadNet, Inc. (RDNT)

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2024)
F/m Emerald Life Sciences Innovation ETF NAV	-1.81
Russell 3000 Total Return	2.74
Russell 3000 Index Heath Care Total Return	-0.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.emeraldetfs.com/lfsc/ for more recent performance information.
Net Assets	$ 52,704,926
Holdings Count	31
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$52,704,926
Number of Holdings	31
Portfolio Turnover	8%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
Insmed, Inc.	6.8%
Bridgebio Pharma, Inc.	6.7%
Blueprint Medicines Corp.	5.9%
RadNet, Inc.	5.9%
Travere Therapeutics, Inc.	5.8%
Merit Medical Systems, Inc.	5.2%
LivaNova PLC	4.7%
WaVe Life Sciences Ltd.	4.7%
Ultragenyx Pharmaceutical, Inc.	4.6%
Soleno Therapeutics, Inc.	4.6%

Top Sectors	(% of Net Assets)
Health Care	98.3%
Cash & Other	1.7%

Updated Prospectus Web Address	https://www.emeraldetfs.com/lfsc/
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Shareholder Report [Line Items]
Fund Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Class Name	F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF
Trading Symbol	RBIL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF (the “Fund”) for the period from February 24, 2025, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ustreasuryetf.com/etf/rbil/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://www.ustreasuryetf.com/etf/rbil/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PERIOD FROM FEBRUARY 24, 2025 TO FEBRUARY 28, 2025**? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF	$0	0.25%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.25%
Updated Performance Information Location [Text Block]	Visit https://www.ustreasuryetf.com/etf/rbil/ for more recent performance information.
Net Assets	$ 50,023,950
Holdings Count	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$50,023,950
Number of Holdings	4
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Holdings	(% of Net Assets)
United States Treasury Inflation Indexed Bonds	99.9%

Top Sectors	(% of Net Assets)
Government	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.ustreasuryetf.com/etf/rbil/